STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

March 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.3%
Automobiles & Components - 2.1%
Adient	12,040	[a]	532,168
Dana	28,390		690,729
Fox Factory Holding	1,980	[a]	251,579
Gentex	19,300		688,431
Harley-Davidson	13,960	[b]	559,796
The Goodyear Tire & Rubber Company	19,530	[a]	343,142
Thor Industries	4,820	[b]	649,447
			3,715,292
Banks - 6.8%
Associated Banc-Corp	78,250		1,669,855
Cathay General Bancorp	49,015		1,998,832
East West Bancorp	11,250		830,250
Essent Group	10,180		483,448
Home BancShares	22,120		598,346
International Bancshares	13,910		645,702
MGIC Investment	27,770		384,615
New York Community Bancorp	59,050		745,211
Prosperity Bancshares	7,700		576,653
Regions Financial	47,610		983,623
Sterling Bancorp	37,290		858,416
Synovus Financial	9,060		414,495
Texas Capital Bancshares	2,320	[a]	164,534
UMB Financial	8,080		746,026
Western Alliance Bancorp	11,770		1,111,559
			12,211,565
Capital Goods - 12.0%
A.O. Smith	3,030		204,858
Acuity Brands	4,360	[b]	719,400
AGCO	8,150		1,170,747
Axon Enterprise	2,340	[a]	333,263
Builders FirstSource	6,930	[a]	321,344
Colfax	5,220	[a,b]	228,688
Crane	8,750		821,712
Donaldson	16,770		975,343
Dycom Industries	3,800	[a]	352,830
EMCOR Group	12,970		1,454,715
EnerSys	6,420		582,936
Fortive	6,090		430,198
Fortune Brands Home & Security	4,050		388,071

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.3% (continued)
Capital Goods - 12.0% (continued)
GATX	4,320	[b]	400,637
Generac Holdings	4,890	[a]	1,601,230
ITT	12,520		1,138,193
Lennox International	3,220		1,003,320
Lincoln Electric Holdings	3,360		413,078
MasTec	9,510	[a,b]	891,087
Nordson	4,190		832,469
Owens Corning	8,550		787,369
Quanta Services	2,900		255,142
Regal Beloit	6,490		925,993
Simpson Manufacturing	5,660		587,112
Stanley Black & Decker	3,450		688,861
Sunrun	5,670	[a,b]	342,922
Terex	12,000		552,840
The Middleby	4,620	[a,b]	765,765
The Timken Company	13,200		1,071,444
Trex	1,660	[a,b]	151,956
Univar Solutions	13,260	[a]	285,620
Valmont Industries	1,020		242,423
Watsco	2,170	[b]	565,828
			21,487,394
Commercial & Professional Services - 3.1%
ASGN	6,760	[a]	645,174
CACI International, Cl. A	3,290	[a]	811,511
Clean Harbors	7,230	[a]	607,754
CoreLogic	5,060		401,005
FTI Consulting	2,050	[a,b]	287,226
Healthcare Services Group	7,840	[b]	219,755
Herman Miller	5,920		243,608
Insperity	4,180		350,033
KBR	18,990		729,026
ManpowerGroup	4,560	[a]	450,984
Tetra Tech	3,070		416,660
The Brink's Company	4,770		377,927
			5,540,663
Consumer Durables & Apparel - 4.9%
Brunswick	7,840		747,701
Capri Holdings	6,160	[a]	314,160
Carter's	4,800	[a]	426,864
Deckers Outdoor	4,580	[a]	1,513,324
Helen of Troy	1,700	[a,b]	358,122
Mattel	9,070	[a]	180,674
Peloton Interactive, Cl. A	4,140	[a]	465,502
Polaris	7,860		1,049,310

Description	Shares		Value ($)
Common Stocks - 95.3% (continued)
Consumer Durables & Apparel - 4.9% (continued)
PulteGroup	4,370		229,163
PVH	2,950	[a]	311,815
Tempur Sealy International	23,770		869,031
Toll Brothers	6,790		385,197
TopBuild	3,470	[a,b]	726,722
Tri Pointe Homes	33,420	[a]	680,431
YETI Holdings	7,980	[a,b]	576,236
			8,834,252
Consumer Services - 4.8%
Adtalem Global Education	10,750	[a]	425,055
Boyd Gaming	8,870	[a]	522,975
Caesars Entertainment	13,150	[a]	1,149,967
Chipotle Mexican Grill	370	[a]	525,703
Churchill Downs	1,180	[a]	268,356
Graham Holdings, Cl. B	950		534,318
Grand Canyon Education	6,160	[a]	659,736
Jack in the Box	6,380		700,396
Marriott Vacations Worldwide	1,660	[a]	289,139
Papa John's International	4,220		374,061
Penn National Gaming	10,060	[a,b]	1,054,690
Planet Fitness, Cl. A	6,270	[a]	484,671
Scientific Games	4,440	[a]	171,029
Service Corp. International	22,040		1,125,142
Wingstop	1,740		221,276
			8,506,514
Diversified Financials - 3.2%
Affiliated Managers Group	1,430		213,113
Evercore, Cl. A	2,630		346,476
FactSet Research Systems	1,100		339,449
Federated Hermes	16,130		504,869
Interactive Brokers Group, Cl. A	4,710		344,018
Janus Henderson Group	13,980		435,477
Jefferies Financial Group	21,300		641,130
OneMain Holdings	6,350		341,122
PROG Holdings	9,300		402,597
SEI Investments	24,080	[a]	1,467,194
Stifel Financial	10,705		685,762
			5,721,207
Energy - 1.9%
Antero Midstream	26,950		243,359
ChampionX	21,340	[a]	463,718
Cimarex Energy	7,270		431,765
CNX Resources	14,820	[a]	217,854
Devon Energy	22,802		498,224

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.3% (continued)
Energy - 1.9% (continued)
EQT	23,000	[a]	427,340
Equitrans Midstream	33,650		274,584
Murphy Oil	32,710		536,771
World Fuel Services	10,470		368,544
			3,462,159
Food & Staples Retailing - .8%
BJ's Wholesale Club Holdings	10,880	[a,b]	488,077
Casey's General Stores	2,520	[b]	544,799
Sprouts Farmers Market	16,670	[a]	443,755
			1,476,631
Food, Beverage & Tobacco - 1.5%
Darling Ingredients	12,310	[a]	905,770
Flowers Foods	30,360		722,568
Ingredion	1,740		156,461
The Boston Beer Company, Cl. A	490	[a]	591,077
The Hain Celestial Group	5,740	[a]	250,264
			2,626,140
Health Care Equipment & Services - 5.7%
Acadia Healthcare	8,020	[a]	458,263
Align Technology	1,030	[a]	557,776
Amedisys	2,700	[a]	714,933
Avanos Medical	4,230	[a]	185,020
Cantel Medical	3,390	[a]	270,658
Chemed	2,050		942,631
DaVita	1,480	[a]	159,500
Globus Medical, Cl. A	3,320	[a]	204,744
Haemonetics	2,180	[a]	242,002
HealthEquity	2,730	[a,b]	185,640
Hill-Rom Holdings	8,110		895,993
LHC Group	3,520	[a,b]	673,059
McKesson	850		165,784
Molina Healthcare	3,710	[a]	867,250
Neogen	6,780	[a]	602,674
Patterson Companies	6,490	[b]	207,356
Quidel	1,120	[a,b]	143,282
STAAR Surgical	3,170	[a,b]	334,150
Steris	7,080		1,348,598
Teladoc Health	2,330	[a,b]	423,478
Tenet Healthcare	9,970	[a]	518,440
West Pharmaceutical Services	450		126,801
			10,228,032
Household & Personal Products - .6%
Edgewell Personal Care	4,360	[b]	172,656
Nu Skin Enterprises, Cl. A	12,610	[b]	666,943

Description	Shares		Value ($)
Common Stocks - 95.3% (continued)
Household & Personal Products - .6% (continued)
The Clorox Company	830		160,090
			999,689
Insurance - 4.6%
Brown & Brown	5,800		265,118
First American Financial	11,870		672,435
Globe Life	7,750		748,882
Kemper	6,850		546,082
Kinsale Captial Group	2,240		369,152
Mercury General	4,030		245,064
Old Republic International	39,530		863,335
Primerica	15,005		2,218,039
RenaissanceRe Holdings	1,660		266,015
RLI	5,070		565,660
Selective Insurance Group	9,900		718,146
The Hanover Insurance Group	5,700		737,922
			8,215,850
Materials - 5.5%
Ashland Global Holdings	8,530		757,208
Commercial Metals	24,200		746,328
Domtar	8,710	[a]	321,835
Eagle Materials	7,330	[a]	985,225
Element Solutions	13,940		254,963
Ingevity	9,280	[a]	700,918
Louisiana-Pacific	11,330		628,362
Minerals Technologies	9,310		701,229
O-I Glass	24,720	[a]	364,373
Reliance Steel & Aluminum	5,120		779,725
RPM International	14,120		1,296,922
Silgan Holdings	11,140		468,214
The Chemours Company	18,140		506,287
The Mosaic Company	12,420		392,596
United States Steel	18,650	[b]	488,071
Worthington Industries	5,920		397,173
			9,789,429
Media & Entertainment - 1.8%
Cable One	300		548,508
Cinemark Holdings	13,520	[a,b]	275,943
DISH Network, Cl. A	6,140	[a]	222,268
Take-Two Interactive Software	760	[a]	134,292
TEGNA	9,050		170,412
The Interpublic Group of Companies	18,050	[b]	527,060
The New York Times Company, Cl. A	16,240		822,069
World Wrestling Entertainment, Cl. A	2,940	[b]	159,524
Yelp	6,580	[a]	256,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.3% (continued)
Media & Entertainment - 1.8% (continued)
Zillow Group, Cl. C	1,180	[a,b]	152,975
			3,269,671
Pharmaceuticals Biotechnology & Life Sciences - 4.5%
Bio-Rad Laboratories, Cl. A	550	[a]	314,144
Bio-Techne	1,190		454,497
Catalent	3,070	[a]	323,302
Charles River Laboratories International	6,690	[a]	1,938,963
Emergent BioSolutions	3,610	[a,b]	335,405
Exelixis	23,220	[a]	524,540
Jazz Pharmaceuticals	3,410	[a]	560,502
Medpace Holdings	2,400	[a]	393,720
PRA Health Sciences	7,080	[a]	1,085,576
Repligen	6,330	[a]	1,230,615
Seagen	2,650	[a]	367,979
Syneos Health	5,440	[a]	412,624
United Therapeutics	1,100	[a]	183,997
			8,125,864
Real Estate - 8.6%
Brandywine Realty Trust	90,180	[b,c]	1,164,224
Camden Property Trust	3,400	[c]	373,694
CoreSite Realty	1,230	[c]	147,416
Corporate Office Properties Trust	46,180	[c]	1,215,919
Cousins Properties	28,770	[c]	1,017,019
CyrusOne	1,940	[c]	131,377
EastGroup Properties	5,710	[c]	818,129
First Industrial Realty Trust	46,290	[c]	2,119,619
Healthcare Realty Trust	29,870	[c]	905,658
Highwoods Properties	16,990	[c]	729,551
Lamar Advertising, Cl. A	16,665	[c]	1,565,177
Life Storage	7,475	[c]	642,476
Omega Healthcare Investors	17,580	[c]	643,955
Physicians Realty Trust	29,080	[c]	513,844
PS Business Parks	9,720	[c]	1,502,518
Sabra Health Care REIT	22,270	[c]	386,607
Service Properties Trust	27,545	[c]	326,684
Urban Edge Properties	37,210	[c]	614,709
Weingarten Realty Investors	7,900	[c]	212,589
WP Carey	4,310	[c]	304,976
			15,336,141
Retailing - 4.3%
AutoNation	5,680	[a]	529,490
Dick's Sporting Goods	7,320		557,418
Five Below	2,090	[a]	398,751
Foot Locker	8,180		460,125

Description	Shares		Value ($)
Common Stocks - 95.3% (continued)
Retailing - 4.3% (continued)
Kohl's	14,200		846,462
Lithia Motors, Cl. A	1,970		768,477
Murphy USA	2,290		331,042
Ollie's Bargain Outlet Holdings	4,950	[a,b]	430,650
Pool	890		307,264
RH	1,670	[a]	996,322
Urban Outfitters	3,850	[a,b]	143,182
Wayfair, Cl. A	1,980	[a,b]	623,205
Williams-Sonoma	6,780	[b]	1,214,976
			7,607,364
Semiconductors & Semiconductor Equipment - 4.0%
Brooks Automation	6,280		512,762
Cirrus Logic	5,770	[a]	489,238
CMC Materials	3,060		540,977
Cree	4,270	[a,b]	461,715
Enphase Energy	870	[a]	141,079
First Solar	7,220	[a,b]	630,306
MKS Instruments	3,530		654,533
Monolithic Power Systems	3,380		1,193,850
Qorvo	1,350	[a]	246,645
Semtech	8,550	[a]	589,950
SolarEdge Technologies	3,190	[a,b]	916,934
Synaptics	3,530	[a,b]	478,033
Teradyne	3,060		372,341
			7,228,363
Software & Services - 6.0%
ACI Worldwide	12,180	[a]	463,449
Alliance Data Systems	5,530		619,858
Ceridian HCM Holding	2,220	[a,b]	187,079
Concentrix	2,030	[a]	303,932
DocuSign	1,950	[a]	394,778
Fair Isaac	2,220	[a,b]	1,079,031
HubSpot	1,190	[a]	540,510
J2 Global	3,830	[a,b]	459,064
Liveramp Holdings	7,760	[a]	402,589
Manhattan Associates	4,680	[a]	549,338
Medallia	15,510	[a,b]	432,574
Nuance Communications	11,230	[a]	490,077
Palo Alto Networks	1,550	[a]	499,193
Paylocity Holding	1,600	[a]	287,728
PTC	8,270	[a]	1,138,365
Qualys	2,590	[a]	271,380
Splunk	2,950	[a]	399,666
Teradata	10,170	[a]	391,952

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.3% (continued)
Software & Services - 6.0% (continued)
Twilio, Cl. A	1,480	[a]	504,325
WEX	5,850	[a,b]	1,223,937
			10,638,825
Technology Hardware & Equipment - 3.4%
Arrow Electronics	5,410	[a]	599,536
Avnet	18,920		785,369
Cognex	12,280		1,019,117
II-VI	8,690	[a,b]	594,135
Jabil	4,360		227,418
Littelfuse	2,160		571,190
Lumentum Holdings	6,160	[a,b]	562,716
NCR	18,940	[a]	718,773
NETSCOUT Systems	8,160	[a,b]	229,786
SYNNEX	3,220		369,785
Trimble	5,900	[a]	458,961
			6,136,786
Telecommunication Services - .5%
Iridium Communications	13,000	[a]	536,250
Telephone & Data Systems	8,380		192,405
U.S. Cellular	6,350	[a]	231,648
			960,303
Transportation - 1.4%
Avis Budget Group	5,680	[a,b]	412,027
Kansas City Southern	650		171,548
Old Dominion Freight Line	1,755		421,920
Ryder System	3,090		233,759
Werner Enterprises	6,660		314,152
XPO Logistics	8,140	[a]	1,003,662
			2,557,068
Utilities - 3.3%
Black Hills	15,200		1,014,904
DTE Energy	5,480		729,607
IDACORP	11,140		1,113,666
MDU Resources Group	26,180		827,550
ONE Gas	10,740		826,013
Pinnacle West Capital	9,450		768,757
Public Service Enterprise Group	5,210		313,694
UGI	7,260		297,733
			5,891,924
Total Common Stocks (cost $129,489,510)			170,567,126

	1-Day Yield (%)
Investment Companies - ..8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,525,052)	0.06	1,525,052	[d]	1,525,052
Total Investments (cost $131,014,562)		96.1%		172,092,178
Cash and Receivables (Net)		3.9%		6,924,281
Net Assets		100.0%		179,016,459

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2021, the value of the fund’s securities on loan was $25,130,907 and the value of the collateral was $25,744,106, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities—Common Stocks	170,567,126	-	-	170,567,126
Investment Companies	1,525,052	-	-	1,525,052

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2021, accumulated net unrealized appreciation on investments was $41,077,616, consisting of $42,983,024 gross unrealized appreciation and $1,905,408 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.